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JOHN HANCOCK FINANCIAL SERVICES                           (JOHN HANCOCK(R) LOGO)
U.S. Wealth Management Law Department                        the future is yours
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192 Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

May 21, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-______)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a single payment deferred variable annuity contract ("GIFL Select Contract") to be issued by the Company.

     The prospectus in this initial registration statement (the "GIFL Select IRA Rollover prospectus") discloses the offer of a new variable annuity contract that differs from the "GIFL Rollover" contract described in the prospectus of a currently effective registration statement of the Registrant (the "current GIFL prospectus"), for which we filed a post-effective amendment pursuant to Rule 485(b) on May 21, 2010 (File No. 333-149421; Accession No.
0000950123-10-051924).

     The enclosed GIFL Select IRA Rollover prospectus and the current GIFL prospectus both describe an individual variable annuity contract that contains a guaranteed minimum withdrawal benefit. The major differences between the two offerings are: purchase payment provisions; contract charges; available variable investment options; guaranteed minimum withdrawal benefit provisions related to age requirements; potential increases in the GIFL Select Contract's Benefit Base conditioned on deferral of withdrawals for annual increases; attainment of a specified age for higher guaranteed rate; use of investment gains (if any) to trigger benefit of a one-time step-up; and potential decreases in the Benefit Base due to "excess" withdrawals. The Statement of Additional Information is the same for both contracts.

     An additional pre-effective amendment will be filed on or before August 2, 2010 to include the financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities